Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balances, Liabilities	$ 14,192	$ 16,576	$ 16,576	$ 15,970
Total gain (loss) included in accumulated other comprehensive loss, Liabilities	(1,204)	(1,085)	(1,576)	1,736
Total gain included in earnings, Liabilities		(268)	(808)	(1,130)
Ending balances, Liabilities	12,988	15,223	14,192	16,576
Beginning balances, Assets				8,955
Total gain (loss) included in accumulated other comprehensive loss, Assets				(8,955)
Total gain included in earnings, Assets